Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Contributed Surplus [member]	Retained earnings [member]	Accumulated Other Comprehensive (Loss) on Fair Value through OCI Securities, net of taxes [member]	Accumulated Other Comprehensive (Loss) on Cash Flow Hedges, net of taxes [member]	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [member]	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated Other Comprehensive Income on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes [member]	Total accumulated other comprehensive income [member]	Total equity [member]	Non-Controlling Interest in Subsidiaries [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of period at Oct. 31, 2022				$ 317	$ 45,117	$ (359)	$ (5,129)	$ 5,168	$ 944	$ 928				$ 6,308	$ 17,744
Statement [Line Items]
Issued during the period														650
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan															765
Issued under the Stock Option Plan															39
Treasury shares sold (purchased)															1
Issued to align capital position with increased regulatory requirements as announced by OSFI															3,360
Issued for acquisitions													$ 16		153
Stock option expense, net of options exercised				10
Net premium (discount) on sale of treasury shares				(2)	(4)
Impact from accounting policy changes (Note 1)					(974)
Net income attributable to bank shareholders		$ 1,162			1,159
Dividends on preferred shares and distributions payable on other equity instruments					(165)
Dividends on common shares					(2,035)
Equity issue expense and premium paid on redemption of preferred shares					(73)
Unrealized gains on fair value through OCI debt securities arising during the period						165
Reclassification to earnings of (gains) during the period		(23)	[1]			(23)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		980	[2]				980
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges during the period		261	[3]				261
Unrealized gains (losses) on translation of net foreign operations		87						87
Unrealized gains (losses) on hedges of net foreign operations		(151)						(151)
Gains (losses) on remeasurement of pension and other employee future benefit plans		(59)	[4]						(59)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(236)	[5]							(236)
Net income attributable to non-controlling interest in subsidiaries		3											3
Other				2
Balance at End of Period at Apr. 30, 2023		74,967		327	43,025	(217)	(3,888)	5,104	885	692	$ 2,576	$ 74,948	19	6,958	22,062
Balance at beginning of period at Jan. 31, 2023				335	43,150	(223)	(3,770)	4,341	880	518				6,958	21,637
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan															419
Issued under the Stock Option Plan															16
Treasury shares sold (purchased)															(10)
Issued for acquisitions													16
Stock option expense, net of options exercised				(4)
Net premium (discount) on sale of treasury shares				(4)	(4)
Net income attributable to bank shareholders		1,029			1,026
Dividends on preferred shares and distributions payable on other equity instruments					(127)
Dividends on common shares					(1,020)
Unrealized gains on fair value through OCI debt securities arising during the period						23
Reclassification to earnings of (gains) during the period		(17)	[1]			(17)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		(144)	[2]				(144)
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges during the period		26	[3]				26
Unrealized gains (losses) on translation of net foreign operations		937						937
Unrealized gains (losses) on hedges of net foreign operations		(174)						(174)
Gains (losses) on remeasurement of pension and other employee future benefit plans		5	[4]						5
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		174	[5]							174
Net income attributable to non-controlling interest in subsidiaries		3											3
Balance at End of Period at Apr. 30, 2023		74,967		327	43,025	(217)	(3,888)	5,104	885	692	2,576	74,948	19	6,958	22,062
Balance at beginning of period at Oct. 31, 2023		76,123		328	44,006	(464)	(5,448)	6,194	943	637			28	6,958	22,941
Statement [Line Items]
Net income attributable to bank shareholders		1,292
Reclassification to earnings of (gains) during the period	[1]	(5)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	1,914
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges during the period	[3]	389
Unrealized gains (losses) on translation of net foreign operations		(1,880)
Unrealized gains (losses) on hedges of net foreign operations		327
Gains (losses) on remeasurement of pension and other employee future benefit plans	[4]	(91)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[5]	(427)
Net income attributable to non-controlling interest in subsidiaries		2
Balance at End of Period at Jan. 31, 2024				351	44,161	(190)	(3,145)	4,641	852	210			29	6,958	23,412
Balance at beginning of period at Oct. 31, 2023		76,123		328	44,006	(464)	(5,448)	6,194	943	637			28	6,958	22,941
Statement [Line Items]
Issued during the period														1,356
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan															905
Issued under the Stock Option Plan															42
Treasury shares sold (purchased)															8
Issued to align capital position with increased regulatory requirements as announced by OSFI															0
Issued for acquisitions													0		0
Stock option expense, net of options exercised				11
Net premium (discount) on sale of treasury shares				11	0
Impact from accounting policy changes (Note 1)					0
Net income attributable to bank shareholders		3,158			3,152
Dividends on preferred shares and distributions payable on other equity instruments					(183)
Dividends on common shares					(2,197)
Equity issue expense and premium paid on redemption of preferred shares					(6)
Unrealized gains on fair value through OCI debt securities arising during the period						311
Unrealized gains on fair value through OCI equity securities arising during the period						8
Reclassification to earnings of (gains) during the period		(45)	[1]			(45)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		471	[2]				471
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges during the period		768	[3]				768
Unrealized gains (losses) on translation of net foreign operations		(398)						(398)
Unrealized gains (losses) on hedges of net foreign operations		61						61
Gains (losses) on remeasurement of pension and other employee future benefit plans		(48)	[4]						(48)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(783)	[5]							(783)
Net income attributable to non-controlling interest in subsidiaries		6											6
Dividends to non-controlling interest in subsidiaries													(3)
Other				0									0
Balance at End of Period at Apr. 30, 2024		79,570		350	44,772	(190)	(4,209)	5,857	895	(146)	2,207	79,539	31	8,314	23,896
Balance at beginning of period at Jan. 31, 2024				351	44,161	(190)	(3,145)	4,641	852	210			29	6,958	23,412
Statement [Line Items]
Issued during the period														1,356
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan															466
Issued under the Stock Option Plan															9
Treasury shares sold (purchased)															9
Issued to align capital position with increased regulatory requirements as announced by OSFI															0
Issued for acquisitions													0		0
Stock option expense, net of options exercised				(1)
Net premium (discount) on sale of treasury shares				0	0
Impact from accounting policy changes (Note 1)					0
Net income attributable to bank shareholders		1,866			1,862
Dividends on preferred shares and distributions payable on other equity instruments					(143)
Dividends on common shares					(1,102)
Equity issue expense and premium paid on redemption of preferred shares					(6)
Unrealized gains on fair value through OCI debt securities arising during the period						40
Unrealized gains on fair value through OCI equity securities arising during the period						0
Reclassification to earnings of (gains) during the period		(40)	[1]			(40)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		(1,443)	[2]				(1,443)
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges during the period		379	[3]				379
Unrealized gains (losses) on translation of net foreign operations		1,482						1,482
Unrealized gains (losses) on hedges of net foreign operations		(266)						(266)
Gains (losses) on remeasurement of pension and other employee future benefit plans		43	[4]						43
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(356)	[5]							(356)
Net income attributable to non-controlling interest in subsidiaries		4											4
Dividends to non-controlling interest in subsidiaries													(3)
Other				0									1
Balance at End of Period at Apr. 30, 2024		$ 79,570		$ 350	$ 44,772	$ (190)	$ (4,209)	$ 5,857	$ 895	$ (146)	$ 2,207	$ 79,539	$ 31	$ 8,314	$ 23,896

[1]	Net of income tax provision of $15 million, $2 million, $7 million for the three months ended and $17 million, $9 million for the six months ended, respectively.
[2]	Net of income tax (provision) recovery of $547 million, $(729) million, $49 million for the three months ended and $(182) million, $(268) million for the six months ended, respectively.
[3]	Net of income tax provision (recovery) of $(144) million, $(147) million, $7 million for the three months ended and $(291) million, $(97) million for the six months ended, respectively.
[4]	Net of income tax (provision) recovery of $(17) million, $35 million, $(2) million for the three months ended and $18 million, $nil million for the six months ended, respectively.
[5]	Net of income tax (provision) recovery of $137 million, $163 million, and $(67) million for the three months ended and $300 million, $72 million for the six months ended, respectively.